Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the financial instruments carried at fair value classified by the valuation hierarchy:

	December 31, 2016		December 31, 2015
(In millions)	Assets	Liabilities	Assets	Liabilities
Significant other observable inputs (Level 2)
Commodity contracts	$—	$—	$2	$—
Significant unobservable inputs (Level 3)
Commodity contracts	—	(6)	7	—
Embedded derivatives in commodity contracts	—	(54)	—	(32)
Total carrying value in Consolidated Balance Sheets	$—	$(60)	$9	$(32)

Fair Value Inputs Assets and Liabilities Quantitative Information [Table Text Block]
The following table provides additional information about the significant unobservable inputs used in the valuation of Level 3 instruments as of December 31, 2016. The market approach is used for valuation of all instruments.

Level 3 Instrument	Balance Sheet Classification	Unobservable Inputs	Value Range	Time Period
Commodity contracts	Liabilities	Forward ethane prices (per gallon)(1)	$0.28 - $0.31	Jan. 17 - Dec. 17
		Forward propane prices (per gallon)(1)	$0.66 - $0.72	Jan. 17 - Dec. 17
		Forward isobutane prices (per gallon)(1)	$0.85 - $0.97	Jan. 17 - Dec. 17
		Forward normal butane prices (per gallon)(1)	$0.79 - $0.93	Jan. 17 - Dec. 17
		Forward natural gasoline prices (per gallon)(1)	$1.16 - $1.24	Jan. 17 - Dec. 17

Embedded derivatives in commodity contracts	Liabilities	Forward propane prices (per gallon)(1)	$0.62 - $0.72	Jan. 17 - Dec. 22
		Forward isobutane prices (per gallon)(1)	$0.82 - $0.97	Jan. 17 - Dec. 22
		Forward normal butane prices (per gallon)(1)	$0.78 - $0.93	Jan. 17 - Dec. 22
		Forward natural gasoline prices (per gallon)(1)	$1.16 - $1.27	Jan. 17 - Dec. 22
		Forward natural gas prices (per mmbtu)(2)	$2.37 - $3.72	Jan. 17 - Dec. 22
		Probability of renewal(3)	50.0%
		Probability of renewal for second 5-yr term(3)	75.0%

(1)	NGL prices used in the valuations decrease in the early years and increase over time.

(2)	Natural gas prices used in the valuations are higher in the early years and decrease over time.

(3)
The producer counterparty to the embedded derivative has the option to renew the gas purchase agreement and the related keep-whole processing agreement for two successive five-year terms after 2022. The embedded gas purchase agreement cannot be renewed without the renewal of the related keep-whole processing agreement. Due to the significant number of years until the renewal options are exercisable and the high level of uncertainty regarding the counterparty’s future business strategy, the future commodity price environment, and the future competitive environment for midstream services in the Southern Appalachian region, management determined that a 50 percent probability of renewal for the first five-year term and 75 percent for the second five-year term are appropriate assumptions. Included in this assumption is a further extension of management’s estimates of future frac spreads through 2032.

Schedule of changes in Level 3 fair value measurements [Table Text Block]
The tables below include a roll forward of the balance sheet amounts for the years ended December 31, 2016 and 2015 (including the change in fair value) for assets and liabilities classified by the Partnership within Level 3 of the valuation hierarchy, except for the changes in goodwill. See Note 5 for detail of the Ohio Condensate equity method impairment charge, which included a Level 3 valuation adjustment for the year ended December 31, 2016. See Note 18 for a rollforward of goodwill, which included a Level 3 valuation adjustment for the year ended December 31, 2016.

	2016		2015
(In millions)	Commodity Derivative Contracts (net)	Embedded Derivatives in Commodity Contracts (net)	Commodity Derivative Contracts (net)	Embedded Derivatives in Commodity Contracts (net)
Fair value at beginning of period	$7	$(32)	$—	$—
Net positions assumed in conjunction with the MarkWest Merger	—	—	7	(38)
Total (loss) gain (realized and unrealized) included in earnings(1)	(13)	(29)	3	5
Settlements	—	7	(3)	1
Fair value at end of period	$(6)	$(54)	$7	$(32)
The amount of total (losses) gains for the period included in earnings attributable to the change in unrealized gains or losses relating to liabilities still held at end of period	$(6)	$(26)	$2	$5

(1)
Gains and losses on Commodity Derivative Contracts classified as Level 3 are recorded in Product sales in the accompanying Consolidated Statements of Income. Gains and losses on Embedded Derivatives in Commodity Contracts are recorded in Cost of revenues and Purchased product costs.

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table summarizes the fair value and carrying value of the Partnership’s long-term debt, excluding capital leases, and SMR liability.

	December 31,
	2016		2015
(In millions)	Fair Value	Carrying Value	Fair Value	Carrying Value
Long-term debt	$4,953	$4,422	$5,212	$5,255
SMR liability	$108	$96	$99	$100